UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: January 31, 2026

Date of reporting period: July 31, 2025

Item 1. Report to Stockholders.

(a)

Amplius Aggressive Asset Allocation ETF Ticker: AAAA Listed on: Cboe BZX Exchange, Inc.	July 31, 2025 Semi-Annual Shareholder Report https://www.ampliusetfs.com

This semi-annual shareholder report contains important information about the Amplius Aggressive Asset Allocation ETF (the “Fund”) for the period of July 15, 2025 to July 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ampliusetfs.com. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$1	0.31%

KEY FUND STATISTICS (as of Period End)
Net Assets	$187,423,554	Advisory Fees	$32,943
# of Portfolio Holdings	100	Fees Waived and/or Expenses Reimbursed	$(12,424)
Portfolio Turnover Rate*	15%	Net Advisory Fees Paid	$20,519
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Domestic ETFs	56.4%
International ETFs	18.0%
Treasury ETFs	10.0%
Information Technology	5.4%
Financials	4.2%
Communication Services	1.6%
Consumer Discretionary	1.3%
Health Care	1.0%
Industrials	0.8%
Consumer Staples	0.6%
Energy	0.1%
Utilities	0.1%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
iShares Global 100 ETF	13.1%
Invesco QQQ Trust Series 1	12.5%
iShares S&P 100 ETF	10.5%
iShares Core S&P U.S. Growth ETF	7.5%
iShares 0-3 Month Treasury Bond ETF	5.0%
iShares 0-5 Year TIPS Bond ETF	4.9%
Putnam Focused Large Cap Value ETF	2.9%
iShares Russell 1000 Growth ETF	2.6%
WisdomTree U.S. Quality Dividend Growth Fund	2.3%
iShares MSCI ACWI ETF	2.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.ampliusetfs.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: July 31, 2025

(b) Not applicable.
Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)
The accompanying notes are an integral part of these financial statements.

1

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 84.4%	Shares	Value
Alpha Architect 1-3 Month Box ETF (a)	5,412	$611,772
Fidelity MSCI Financials Index ETF	3,026	224,771
Financial Select Sector SPDR Fund	9,053	474,106
First Trust Cloud Computing ETF (b)	1,528	188,097
Goldman Sachs ActiveBeta International Equity ETF	11,356	443,111
Invesco QQQ Trust Series 1	41,370	23,374,464
Invesco S&P 500 Equal Weight ETF	6,407	1,176,517
Invesco S&P 500 Low Volatility ETF	14,236	1,032,110
Invesco S&P 500 Revenue ETF	32,623	3,385,289
Invesco S&P International Developed Momentum ETF	5,268	268,036
iShares 0-3 Month Treasury Bond ETF	92,560	9,322,643
iShares 0-5 Year TIPS Bond ETF	89,483	9,201,537
iShares Core MSCI EAFE ETF	11,829	968,440
iShares Core MSCI Emerging Markets ETF	354	21,357
iShares Core MSCI Total International Stock ETF	17,957	1,376,584
iShares Core S&P Mid-Cap ETF	5,969	376,226
iShares Core S&P Small-Cap ETF	2,602	286,949
iShares Core S&P Total U.S. Stock Market ETF	16,455	2,272,765
iShares Core S&P U.S. Growth ETF	90,432	14,069,410
iShares Core S&P U.S. Value ETF	34,437	3,285,290
iShares Future AI & Tech ETF	11,385	494,678
iShares Global 100 ETF	220,482	24,612,406
iShares Gold Trust (b)	3,699	229,375
iShares MSCI ACWI ETF	28,841	3,748,176
iShares MSCI USA Momentum Factor ETF	3,249	783,951
iShares MSCI USA Quality Factor ETF	6,462	1,189,783
iShares Russell 1000 ETF	939	326,171
iShares Russell 1000 Growth ETF	11,210	4,936,996
iShares Russell 1000 Value ETF	1,491	291,371
iShares Russell Mid-Cap ETF	3,120	292,375
iShares S&P 100 ETF	62,472	19,588,096
John Hancock Multi-Factor Large Cap ETF	11,879	886,776
John Hancock Multi-Factor Mid Cap ETF	23,733	1,477,379
JPMorgan Diversified Return Emerging Markets Equity ETF	3,976	223,636
Motley Fool 100 Index ETF	3,288	217,731
Pacer Developed Markets International Cash Cows 100 ETF	59,568	2,029,780
Putnam Focused Large Cap Value ETF	136,120	5,519,666
SPDR Dow Jones Industrial Average ETF Trust	2,176	960,334
SPDR NYSE Technology ETF	939	222,196
SPDR S&P 500 ETF Trust	1,626	1,027,762
Technology Select Sector SPDR Fund	857	225,168
Vanguard Dividend Appreciation ETF	18,012	3,711,553
Vanguard Russell 1000 Growth ETF	7,768	880,969
Vanguard S&P 500 ETF	2,317	1,346,223
The accompanying notes are an integral part of these financial statements.

1

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 84.4% (CONTINUED)	Shares	Value
Vanguard Small-Cap ETF	1,178	$284,546
Vanguard Total Stock Market ETF	4,038	1,255,374
Vanguard Total World Stock ETF	3,026	393,168
Vanguard Ultra Short Bond ETF	41,620	2,073,925
Vanguard Value ETF	6,984	1,236,447
WisdomTree U.S. Quality Dividend Growth Fund	49,844	4,244,217
WisdomTree US LargeCap Dividend Fund	9,769	813,269
WisdomTree US SmallCap Fund	5,595	288,422
TOTAL EXCHANGE TRADED FUNDS (Cost $100,519,981)		158,171,393

COMMON STOCKS - 15.1%
Communication Services - 1.6%
Interactive Media & Services - 1.3%
Alphabet, Inc. - Class A	4,961	952,016
Alphabet, Inc. - Class C	1,787	344,641
Meta Platforms, Inc. - Class A	1,321	1,021,714
		2,318,371
Movies & Entertainment - 0.3%
Netflix, Inc. (b)	312	361,733
Walt Disney Co.	1,836	218,686
		580,419
Total Communication Services		2,898,790

Consumer Discretionary - 1.3%
Apparel Retail - 0.2%
TJX Cos., Inc.	2,557	318,423

Automobile Manufacturers - 0.1%
Tesla, Inc. (b)	795	245,075

Broadline Retail - 0.9%
Amazon.com, Inc. (b)	6,896	1,614,423

Home Improvement Retail - 0.1%
Home Depot, Inc.	550	202,130
Total Consumer Discretionary		2,380,051

Consumer Staples - 0.6%
Consumer Staples Merchandise Retail - 0.5%
Costco Wholesale Corp.	532	499,888
Walmart, Inc.	3,725	364,976
		864,864

The accompanying notes are an integral part of these financial statements.

2

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 15.1% (CONTINUED)	Shares	Value
Household Products - 0.1%
Procter & Gamble Co.	1,204	$181,166
Total Consumer Staples		1,046,030

Energy - 0.1%
Integrated Oil & Gas - 0.1%
Exxon Mobil Corp.	2,316	258,558

Financials - 4.2%
Asset Management & Custody Banks - 0.7%
Blackrock, Inc.	314	347,287
Blackstone Secured Lending Fund	8,179	258,048
Blackstone, Inc.	4,099	708,963
		1,314,298
Diversified Banks - 0.8%
Bank of America Corp.	3,842	181,612
Citigroup, Inc.	1,900	178,030
JPMorgan Chase & Co.	3,913	1,159,187
		1,518,829
Insurance Brokers - 0.2%
Marsh & McLennan Cos., Inc.	1,650	328,680

Investment Banking & Brokerage - 0.2%
Goldman Sachs Group, Inc.	217	157,019
Morgan Stanley	1,522	216,824
		373,843
Multi-Sector Holdings - 0.2%
Berkshire Hathaway, Inc. - Class B (b)	990	467,161

Property & Casualty Insurance - 1.8%
Chubb Ltd.	11,588	3,082,872
Progressive Corp.	938	227,033
		3,309,905
Transaction & Payment Processing Services - 0.3%
Visa, Inc. - Class A	1,745	602,845
Total Financials		7,915,561

Health Care - 1.0%
Biotechnology - 0.1%
AbbVie, Inc.	999	188,831

Health Care Equipment - 0.2%
Boston Scientific Corp. (b)	2,706	283,914
		—
The accompanying notes are an integral part of these financial statements.

3

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 15.1% (CONTINUED)	Shares	Value
Managed Health Care - 0.3%
UnitedHealth Group, Inc.	2,340	$583,970

Pharmaceuticals - 0.4%
Eli Lilly & Co.	537	397,418
Johnson & Johnson	2,614	430,630
		828,048
Total Health Care		1,884,763

Industrials - 0.8%
Aerospace & Defense - 0.3%
General Electric Co.	765	207,376
RTX Corp.	2,226	350,751
		558,127
Construction & Engineering - 0.1%
EMCOR Group, Inc.	354	222,132

Human Resource & Employment Services - 0.1%
Automatic Data Processing, Inc.	588	181,986

Industrial Machinery & Supplies & Components - 0.1%
Parker-Hannifin Corp.	238	174,192

Research & Consulting Services - 0.2%
Verisk Analytics, Inc.	1,178	328,320
Total Industrials		1,464,757

Information Technology - 5.4%
Application Software - 0.2%
Intuit, Inc.	429	336,821

Communications Equipment - 0.1%
Cisco Systems, Inc.	3,205	218,196

IT Consulting & Other Services - 0.2%
International Business Machines Corp.	1,153	291,882

Semiconductor Materials & Equipment - 0.1%
ASML Holding NV	334	232,033

Semiconductors - 1.6%
Broadcom, Inc.	3,985	1,170,394
NVIDIA Corp.	9,962	1,771,941
		2,942,335

The accompanying notes are an integral part of these financial statements.

4

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 15.1% (CONTINUED)	Shares	Value
Systems Software - 1.5%
Microsoft Corp.	5,038	$2,687,773
Oracle Corp.	876	222,303
		2,910,076
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	15,683	3,255,320
Total Information Technology		10,186,663

Utilities - 0.1%
Gas Utilities - 0.1%
UGI Corp.	4,945	178,910
TOTAL COMMON STOCKS (Cost $10,390,792)		28,214,083

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 4.23%(c)	994,418	994,418
TOTAL MONEY MARKET FUNDS (Cost $994,418)		994,418

TOTAL INVESTMENTS - 100.0% (Cost $111,905,191)		$187,379,894
Other Assets in Excess of Liabilities - 0.0% (d)		43,660
TOTAL NET ASSETS - 100.0%		$187,423,554

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

5

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2025 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$186,768,122
Investments in affiliated securities, at value (See Note 2 and 5)	611,772
Receivable for fund shares sold	19,782,048
Dividends receivable	7,178
Total assets	207,169,120

LIABILITIES:
Payable for investments purchased	19,725,046
Payable to adviser (See Note 3)	20,520
Total liabilities	19,745,566
NET ASSETS	$187,423,554

NET ASSETS CONSIST OF:
Paid-in capital	$103,715,068
Total distributable earnings	83,708,486
Total net assets	$187,423,554

Net Assets	$187,423,554
Shares issues and outstanding(a)	7,390,000
Net asset value per share	$25.36

COST:
Investments in unaffiliated securities, at cost	$111,309,721
Investments in affiliated securities, at cost	$595,470

(a) Unlimited shares authorized without per value.

The accompanying notes are an integral part of these financial statements.

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF

STATEMENT OF OPERATIONS
For the Period Ended July 31, 2025(a) (Unaudited)

INVESTMENT INCOME:
Dividend income	$12,104
Less: Dividend withholding taxes, net	(75)
Total investment income	12,029

EXPENSES:
Investment advisory fees (See Note 3)	32,943
Total expenses	32,943
Expense reimbursement by Adviser (See Note 3)	(12,424)
Net expenses	20,519
NET INVESTMENT INCOME (LOSS)	(8,490)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	179,134
Investments in affiliated securities	(4)
In-kind redemptions in unaffiliated securities	8,063,143
Net realized gain (loss)	8,242,273
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	75,458,401
Investments in affiliated securities	16,302
Net change in unrealized appreciation (depreciation)	75,474,703
Net realized and unrealized gain (loss)	83,716,976
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$83,708,486

(a)	Inception date of the Fund was July 15, 2025.

The accompanying notes are an integral part of these financial statements.

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended July 31, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(8,490)
Net realized gain (loss)	8,242,273
Net change in unrealized appreciation (depreciation)	75,474,703
Net increase (decrease) in net assets from operations	83,708,486

CAPITAL TRANSACTIONS:
Shares sold	118,984,408
Shares redeemed	(15,269,340)
Net increase (decrease) in net assets from capital transactions	103,715,068

NET INCREASE (DECREASE) IN NET ASSETS	187,423,554

NET ASSETS:
Beginning of the period	—
End of the period	$187,423,554

SHARES TRANSACTIONS:
Shares sold	7,990,000
Shares redeemed	(600,000)
Total increase (decrease) in shares outstanding	7,390,000

(a) Inception date of the Fund was July 15, 2025.
The accompanying notes are an integral part of these financial statements.

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF

FINANCIAL HIGHLIGHTS

	INVESTMENT OPERATIONS:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net asset value, end of period	Total return(d)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(e)(f)	Ratio of expenses to average net assets after expense reimbursement / recoupment(e)(f)	Ratio of net investment income (loss) to average net assets(e)(f)	Portfolio turnover rate(d)(g)
Amplius Aggressive Asset Allocation ETF
7/31/2025(h)(i)	$25.00	0.00(j)	0.36	0.36	$25.36	1.46%	$187,424	0.49%	0.31%	(0.13)%	15%

(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Unaudited.
(i)	Inception date of the Fund was July 15, 2025.
(j)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Amplius Aggressive Asset Allocation ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on July 15, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek capital appreciation See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

As part of the Fund’s commencement of operations on July 15, 2025, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $149,977,910 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of July 15, 2025, was $68,532,628, resulting in net unrealized appreciation on investments of $81,445,282 as of that date. As a result of the in-kind contribution, the Fund issued 6,000,000 shares at a $25.00 per share net asset value.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is July 31, 2025, and the period covered by these Notes to Financial Statements is from July 15, 2025 to July 31, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$158,171,393	$—	$—	$158,171,393
Common Stocks	28,214,083	—	—	28,214,083
Money Market Funds	994,418	—	—	994,418
Total Investments	$187,379,894	$—	$—	$187,379,894

    Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

F.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

G.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. The Fund commenced operations on July 15, 2025; therefore, no reclassifications have been made yet.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.49% to the Adviser monthly based on average daily net assets. The Fund’s investment adviser has contractually agreed to waive all or a portion of its management fee for the Fund, or pay to the Fund, as necessary to offset the Fund’s Acquired Fund Fees and Expenses through May 31, 2026. This waiver agreement may be terminated early only with the consent of the Fund’s Board of Trustees. The Adviser waived $12,424 of its advisory fee.

Amplius Asset Management, LLC (the “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$15,965,734	$13,624,968

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$46,935,367	$15,140,260

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 5 – TRANSACTIONS WITH AFFILIATES

The Fund transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the current fiscal period:

Alpha Architect 1-3 Month Box
Value, Beginning of Period	$—
Purchases	642,901
Proceeds from Sales	(47,427)
Net Realized Gains (Losses)	(4)
Change in Unrealized Appreciation (Depreciation)	16,302
Value, End of Period	$611,772
Dividend Income	$—

Shares, Beginning of Period	—
Number of Shares Purchased	5,832
Number of Shares Sold	(420)
Shares, End of Period	5,412

NOTE 6 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the current fiscal period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board of Trustees (the “Board”) of EA Series Trust (the “Trust”) met on April 25, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Amplius Aggressive Asset Allocation ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”) and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and Amplius Asset Management, LLC (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board noted that the Fund’s proposed management fee and net expense ratio were slightly higher than the average of the funds in the peer group, but within the range of the peer group. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser and the Sub-Adviser that neither firm manages any other accounts that follow a similar strategy as the Fund.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board noted the fee waiver arrangement whereby the Adviser has agreed to waive its management fees for one year to the extent necessary to offset any acquired fund fees and expenses incurred by the Fund. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Fund. The Board also considered the Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser and Sub-Adviser would each be profitable as it relates to their respective advisory fee arrangements. The Board discussed the estimated profitability for the Adviser and the Sub-Adviser, noting that since the numbers were based on estimates it was premature to meaningfully evaluate each firm’s profitability. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 29, 2025